ASSETS HELD-FOR-SALE (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Assets held-for-sale
Cash and cash equivalents	$ 8,921
Total assets held-for-sale	392,089
Liabilities held for sale
Total liabilities held-for-sale	279,272
Assets and associated liabilities in Canada and United Kingdom | Held-for-sale
Assets held-for-sale
Cash and cash equivalents	8,921
Restricted cash - current	41
Accounts receivable trade, net	6,555
Prepaid expenses and other current assets	7,427
Solar power systems, net	290,613
Intangible assets, net	68,438
Other non-current assets	10,094
Total assets held-for-sale	392,089
Liabilities held for sale
Short-term borrowings	12,221
Accounts payable	880
Other payables	13,240
Derivative liabilities - current	3,863
Other current liabilities	1,537
Long-term borrowings	224,545
Derivative liabilities - non-current	16,672
Other non-current liabilities	6,314
Total liabilities held-for-sale	$ 279,272